UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-21532

Frank Funds

(Exact Name of Registrant as Specified in Charter)

312 East 22nd Street, #2B, New York, NY  10010

(Address of Principal Executive Offices)  (Zip Code)

Brian J. Frank, Frank Capital Partners LLC

312 East 22nd Street, #2B, New York, NY  10010

 (Name and Address of Agent for Service)

With copy to:

JoAnn M. Strasser, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant’s Telephone Number, including Area Code:  973-887-7698

Date of fiscal year end: June 30

Date of reporting period: June 30, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

FRANK FUNDS

ANNUAL REPORT

FRANK VALUE FUND

Class C – FNKCX

Institutional Class – FNKIX

Investor Class – FRNKX

LEIGH BALDWIN TOTAL RETURN FUND – LEBOX

June 30, 2014

FRANK FUNDS

SHAREHOLDER LETTER

JUNE 30, 2014 (UNAUDITED)

To our Fellow Shareholders,

In the Frank Funds’ fiscal year ended June 30, 2014, we witnessed a continued decline in market volatility, an increase in investor complacency, and a significant amount of stock-multiple expansion.  The ten-year US government interest rate briefly touched 3%, striking fear into investors “reaching for yield” in sectors such as Utilities, but a significant reversal back to 2.5% once again lulled investors into a sense of security. Corporations continued with large buyback programs, boosting stock prices, while most companies refrained from full-time hiring or increasing capital expenditures, making it difficult to find growth.

Prolonged low interest rates are a boon to the world economy, though the benefit may purely be optical and in the short-term only. Rather than eliminate deficits and pay down debts, federal governments are viewing low interest rates on their debt as a ratification of status quo policies. Debts continue to increase at both the sovereign and corporate level, and when rates eventually rise, attempting to refinance these debts at higher rates will result in defaults. The retail investor returned to stocks in the past twelve months for the first time in several years. Unfortunately for active managers, this retail investor is purchasing passive index strategies en masse, boosting the index prices in a positive feedback cycle while, simultaneously, institutions continue net-selling, harming companies outside of the indices.

Leigh Baldwin Total Return Fund Portfolio Performance

The Leigh Baldwin Total Return Fund (“Baldwin Fund”) gained 4.51% for the fiscal year ended June 30, 2014, compared to 2.32% for the HFRX Equity Market Neutral Index. Over the past three years on an annualized basis, the Baldwin Fund has generated a loss of -1.65% compared to a loss of -2.47% for the HFRX Equity Market Neutral Index

The adviser to the Baldwin Fund is comfortable that the Fund is not highly correlated with either traditional stock or bond funds.  Stock investment gains were outstanding during the most recent fiscal year and our belief is that equity investments still represent the best long-term way to build assets over time.  That being said, we acknowledge that there are times when stock valuations either get ahead of themselves, and times when they fall out of favor.  Additionally, during the most recent fiscal year, fixed income returns were mixed during this period, but still managed to provide income to a portfolio.  Interest rates continue to trade at or near all-time lows.

Against this backdrop, the adviser believes that there is a place for a fund that is not solely married to the performance of either stocks or bonds, and that can still generate a quarterly income flow.  As a reminder, the adviser believes the Baldwin Fund will outperform during periods of higher trending interest rates and higher trending volatility, which are conversely both still at historic lows.  With history as our guide, we recognize that today’s economic conditions, as with all such conditions, do not last forever.

On the positive side for the fiscal year ended June 30, 2014, the Fund again benefited from strong total returns from tech stocks like Apple, Cisco, and Facebook.  Negatively

FRANK FUNDS

SHAREHOLDER LETTER (CONTINUED)

JUNE 30, 2014 (UNAUDITED)

impacting the portfolio were some special situation investments like sandwich chain Potbelly and the VIX Index which underperformed by almost any measure.  We sometimes need to be reminded of what has historically worked the best for the Fund.

Going forward, we are very optimistic about the investment climate domestically and around the world.  Ultimately, performance is a creature of positive earnings and the economy is showing signs of life, albeit slowly.  During November of 2013, based on the lack of volatility and the persistent low interest rate environment, we gently tweaked the way the Fund is managed, and are pleased to report that the past 7 months have shown a significant improvement in both return and, more importantly, risk management.  The adviser is very excited about the opportunities for the rest of this year and beyond, and as always, appreciates your confidence and business.

Frank Value Fund Portfolio Performance

The Frank Value Fund (“Value Fund”) Investor Class gained 17.60% for the fiscal year ended June 30, 2014, compared to a gain of 24.61% for its benchmark, the S&P 500 Total Return Index. Since inception (7/21/04) on an annualized basis, the Value Fund has generated a return of 9.03%, compared to a gain of 8.17% for the S&P 500 Total Return Index.

Relative to the benchmark, the Value Fund experienced a challenging fiscal year in the Services sector, driven primarily by stock allocation decisions. In the Services sector, Liquidity Services, an online marketplace for surplus, salvage, and scrap assets, suffered from multiple contraction and loss of government contracts.  Liquidity Services encountered aggressive competition during the renewal process of its government contracts, which resulted in a material decrease in operating income. Further margin compression appears likely, and as such, the Value Fund sold its stake in Liquidity Services during the fiscal year ended June 30, 2014.

The Value Fund experienced a strong year in the Technology sector, driven by stock allocation decisions. In the Technology sector, Google and Microsoft, large technology companies focused on software and search, respectively, posted revenue, operating income, and net income growth. The Value Fund sold its position in Google, which returned 117% since being added to the portfolio.

Thank you for your investments.  We look forward to continue working with you.

Brian Frank

President

Frank Funds Trust

VALUE FUND – INVESTOR CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2014 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2014

FUND/INDEX	1-YEAR	3-YEAR	SINCE INCEPTION	VALUE
Frank Value Fund - Investor Class	17.60%	14.17%	9.02%	$23,617
S&P 500 Stock Index	24.57%	16.56%	8.16%	$21,827

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 7/21/2004 for the Investor Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND – INSTITUTIONAL CLASS

PERFORMANCE ILLUSTRATION

JUNE 30, 2014 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2014

FUND/INDEX	1-YEAR	3-YEAR	SINCE INCEPTION	VALUE
Frank Value Fund - Institutional Class	17.83%	14.44%	16.08%	$17,252
S&P 500 Stock Index	24.57%	16.56%	17.01%	$17,765

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 11/03/2010 for the Institutional Class (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND – CLASS C

PERFORMANCE ILLUSTRATION

JUNE 30, 2014 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2014

FUND/INDEX	1-YEAR	3-YEAR	SINCE INCEPTION	VALUE
Frank Value Fund - Class C	16.69%	13.37%	16.91%	$18,023
S&P 500 Stock Index	24.57%	16.56%	18.10%	$18,721

Cumulative Performance Comparison $10,000 Investment Since Inception

This chart assumes an initial investment of $10,000 made on 9/23/2010 for Class C (commencement of investment operations). Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

BALDWIN FUND

PERFORMANCE ILLUSTRATION

JUNE 30, 2014 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDED JUNE 30, 2014

FUND/INDEX	1-YEAR	3-YEAR	SINCE INCEPTION	VALUE
Leigh Baldwin Fund	4.51%	(1.64)%	(1.10)%	$9,367
S&P 500 Stock Index	24.57%	16.56%	10.06%	$17,628
HFRX Equity Market Neutral Index	2.32%	(2.47)%	(0.86)%	$9,502

Cumulative Performance Comparison $10,000 Investment Since Inception

20,000
15,000
10,000
5,000
- 0
Leigh Baldwin Total Return Fund
S&P 500 Index
HFRX Equity Market Neutral Index
Inception Date: 8/1/2008
Aug-08
Jan-09
Jun-09
Nov-09
Apr-10
Sep-10
Feb-11
Jul-11
Dec-11
May-12
Oct-12
Mar-13
Aug-13
Jan-14
Jun-14

This chart assumes an initial investment of $10,000 made on 8/1/2008 (commencement of investment operations).  Total return is based on the net change in NAV and assumes reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance.   Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

Equity Market Neutral strategies employ sophisticated quantitative techniques of analyzing price data to ascertain information about future price movement and relationships between securities, select securities for purchase and sale. These can include both Factor-based and Statistical Arbitrage/Trading strategies. Factor-based investment strategies include strategies in which the investment thesis is predicated on the systematic analysis of common relationships between securities. In many but not all cases, portfolios are constructed to be neutral to one or multiple variables, such as broader equity markets in dollar or beta terms, and leverage is frequently employed to enhance the return profile of the positions identified. Statistical Arbitrage/Trading strategies consist of strategies in which the investment thesis is predicated on exploiting pricing anomalies which may occur as a function of expected mean reversion inherent in security prices; high frequency techniques may be employed and trading strategies may also be employed on the basis on technical analysis or opportunistically to exploit new information the investment manager believes has not been fully, completely or accurately discounted into current security prices.

Hedge Fund Research, Inc. (HFR) utilizes a UCITSIII compliant methodology to construct the HFRX Hedge Fund Indices. The methodology is based on defined and predetermined rules and objective criteria to select and rebalance components to maximize representation of the Hedge Fund Universe. HFRX Indices utilize state-of-the-art quantitative techniques and analysis; multi-level screening, cluster analysis, Monte-Carlo simulations and optimization techniques ensure that each Index is a pure representation of its corresponding investment focus.

The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Current performance may be lower or higher than the performance data quoted.  To obtain performance data current to the most recent month end, please call (888)-217-5426.

VALUE FUND

PORTFOLIO ANALYSIS

JUNE 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Frank Value Fund (the “Value Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Basic Materials
3.69%
Cash Equivalent
24.95%
Consumer Cyclical
14.99%
Consumer Defensive
2.93%
Financial Services
15.47%
Industrials
9.59%
Technology
28.38%

Sectors are based on Morningstar® classifications.

BALDWIN FUND

PORTFOLIO ANALYSIS

JUNE 30, 2014 (UNAUDITED)

The following chart gives a visual breakdown of the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) by the industry sectors, while the underlying securities represent a percentage of the portfolio of investments.

Basic Materials 8.28%
Cash Equivalents 31.40%
Closed-End Fund 2.99%
Consumer Cyclical 2.08%
Consumer Defensive 6.37%
Financial Services 4.86%
Healthcare 6.34%
Industrials 17.04%
Open-End Fund 5.95%
Put Options 0.34%
Real Estate 6.57%
Technology 7.78%

Sectors are based on Morningstar® classifications.

VALUE FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014

Shares		Value

COMMON STOCKS - 75.11%

Arrangement of Transportation - 3.47%
63,642	Roadrunner Transportation Systems, Inc. *	$ 1,788,340

Computer Communications Equipment - 2.83%
58,594	Cisco Systems, Inc.	1,456,061

Electronic Computers - 2.85%
36,510	Teradata Corp. *	1,467,702

Consumer Electronics - 3.95%
21,863	Apple, Inc.	2,031,729

Finance Services - 4.90%
89,356	Blackhawk Network Holdings, Inc. Class A *	2,521,626

Fire, Marine & Casualty Insurance - 10.58%
21,855	Berkshire Hathaway, Inc. Class B *	2,765,969
81,408	Greenlight Capital Reinsurance, Ltd. Class A *	2,681,580
		5,447,549
Gold and Silver Ores - 3.69%
68,061	Goldcorp, Inc.	1,899,583

Leather & Leather Products - 2.78%
65,556	Vera Bradley, Inc. *	1,433,710

Retail-Apparel & Accessory Stores - 2.20%
76,906	Francesca's Holding Corp. *	1,133,594

Retail-Specialty Retail - 2.36%
35,182	CST Brands, Inc.	1,213,779

Retail-Food Stores - 2.62%
31,312	Vitamin Shoppe, Inc. *	1,347,042

Services-Advertising - 5.04%
144,696	News Corp. *	2,595,846

Services-Business Services, NEC - 3.25%
94,262	RPX Corp. *	1,673,150

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

VALUE FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2014

Shares		Value

Services-Computer Integrated Systems Design - 4.46%
79,408	Nvidia Corp.	$ 1,472,224
51,399	Quality Systems, Inc.	824,954
		2,297,178
Services-Computer Programming, Date Processing, ETC - 1.60%
27,923	Mantech International Corp. Class A	824,287

Services-Educational Services - 2.93%
43,903	American Public Education, Inc. *	1,509,385

Services-Engineering, Accounting, Research, Management - 3.62%
42,216	Science Applications International Corp.	1,864,259

Services-Miscellaneous Business - 2.88%
146,670	Performant Financial Corp. *	1,481,367

Services-Prepackaged Software - 9.10%
70,997	Conversant, Inc. *	1,803,324
69,050	Microsoft Corp.	2,879,385
		4,682,709

TOTAL FOR COMMON STOCKS (Cost $33,983,536) - 75.11%		38,668,896

PUT OPTIONS - 0.00% *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	Japan 10 Year Bond Future (JBG)
10,000,000	August 16, 2014 Put @ $140.50	987

	Total (Premiums Paid $1,030) - 0.00%	987
Shares

SHORT TERM INVESTMENTS - 24.97%
12,855,038	Fidelity Institutional Money Market Portfolio 0.06% **	12,855,038
TOTAL FOR SHORT TERM INVESTMENTS (Cost $12,855,038) - 24.97%		12,855,038

TOTAL INVESTMENTS (Cost $46,839,604) - 100.08%		51,524,921

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.08)%		(41,801)

NET ASSETS - 100.00%		$ 51,483,120

* Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS

JUNE 30, 2014

Shares		Value

COMMON STOCKS - 41.36%

Agricultural - 6.48%
5,400	Potash Corp. (Canada)	$ 204,984
150	Terra Nitrogen Company L.P.	21,648
		226,632
Apparel Stores - 0.58%
500	Lululemon Athletica, Inc. (Canada) *	20,240

Electronic & Other Electrical Equipment - 6.02%
8,000	General Electric Co.	210,240

Electronic Computers - 4.67%
900	International Business Machines, Inc.	163,143

Farm Machinery & Equipment - 4.66%
1,800	Deer & Co.	162,990

Finance Services - 3.25%
2,500	GSV Capital Corp. *	26,425
7,000	Oneida Financial Corp.	87,010
		113,435
Heavy Construction - 1.10%
500	Fluor Corp.	38,450

Leather & Leather Products - 0.68%
700	Coach, Inc.	23,933

National Commercial Banks - 0.57%
2,000	Valley National Bank	19,820

Patent Owners & Lessors - 1.02%
2,000	RPX Corp. *	35,500

Petroleum Refining - 0.57%
200	Icahn Enterprises L.P.	19,940

Pharmaceutical Preparations - 4.97%
3,500	Bristol Myers Squibb Co.	169,785
1,000	Synta Pharmaceuticals, Inc. *	4,090
		173,875

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2014

Shares		Value

Retail-Eating Places - 0.37%
800	Potbelly Corp. *	$ 12,768

Retail-Grocery Stores - 1.87%
2,000	Sprouts Farmers Market, Inc. *	65,440

Semiconductors & Related Devices - 1.43%
1,000	Cree, Inc. *	49,950

Tobacco Products - 3.12%
2,000	Altria Group, Inc.	83,880
300	Philip Morris International, Inc.	25,293
		109,173

TOTAL FOR COMMON STOCKS (Cost $1,468,938) - 41.36%		1,445,529

EXCHANGE TRADED FUNDS - 7.01%
12,000	Aberdeen Asia Pacific Fund	75,360
8,000	The Gamco Global Gold, Natural Resources & Income Trust	87,840
4,000	Nuveen Build America Bond Fund	82,000
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $263,607) - 7.01%		245,200

REAL ESTATE INVESTMENT TRUSTS - 5.15%
10,000	Annaly Capital Management, Inc.	114,300
2,000	Corrections Corporation of America	65,700
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $181,511) - 5.15%		180,000

PUT OPTIONS - 0.27% *

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price

	Altria Group, Inc.
1,000	July 3, 2014 Put @ $40.50	10

	Annaly Capital Management, Inc.
10,000	July 3, 2014 Put @ $11.50	1,400

	Deer & Co.
1,500	July 19, 2014 Put @ $90.00	1,200

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

JUNE 30, 2014

Shares Subject	Underlying Security
to Put	Expiration Date/Exercise Price	Value

	General Electric Co.
6,500	July 11, 2014 Put @ $26.50	$ 1,950

	International Business Machines, Inc.
700	August 16, 2014 Put @ $180.00	3,003

	Potash Corp.
4,600	July 19, 2014 Put @ $35.00	184

	Bristol Myers Squibb Co.
2,800	August 16, 2014 Put @ $47.00	1,540

	Twitter, Inc.
3,000	July 19, 2014 Put @ $31.00	60

	Williams Companies, Inc.
3,200	July 19, 2014 Put @ $47.00	-

	Total (Premiums Paid $21,447) - 0.27%	9,347
Shares

SHORT TERM INVESTMENTS - 24.62%
860,579	Fidelity Government Fund Class-I 0.01% **	860,579

TOTAL FOR SHORT TERM INVESTMENTS - (Cost $860,579) 24.62%		860,579

TOTAL INVESTMENTS (Cost $2,796,082) - 78.41%		2,740,655

OTHER ASSETS LESS LIABILITIES - 21.59%		754,272

NET ASSETS - 100.00%		$ 3,494,927

** Variable rate security; the coupon rate shown represents the yield at June 30, 2014.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN

JUNE 30, 2014

CALL OPTIONS WRITTEN *

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

Altria Group, Inc.
July 19, 2014 Call @ $43.00	2,000	$ 360

Annaly Capital Management, Inc.
July 3, 2014 Call @ $12.00	10,000	100

Bristol Myers Squibb Co.
July 25, 2014 Call @ $49.00	3,500	2,065

Coach, Inc.
July 25, 2014 Call @ $36.00	700	210

Corrections Corp of America
September 20, 2014 Call @ $33.00	2,000	2,500

Cree, Inc.
July 11, 2014 Call @ $49.00	1,000	1,650

Deer & Co.
July 19, 2014 Call @ $92.50	1,800	558

Fluor Corp.
July 19, 2014 Call @ $77.50	500	490

International Business Machines, Inc.
July 25, 2014 Call @ $185.00	900	1,881

Icahn Enterprises L.P.
September 20, 2014 Call @ $110.00	200	310

Lululemon Athletica, Inc.
July 11, 2014 Call @ $39.50	500	730

Potash Corp.
July 11, 2014 Call @ $36.50	5,400	7,830

Potbelly Corp.
July 19, 2014 Call @ $17.50	800	160

* Non-income producing securities during the period.

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

SCHEDULE OF CALL OPTIONS WRITTEN (CONTINUED)

JUNE 30, 2014

Underlying Security	Shares Subject
Expiration Date/Exercise Price	to Call	Value

RPX Corp.
August 16, 2014 Call @ $17.50	2,000	$ 1,620

Sprouts Farmers Market, Inc.
July 19, 2014 Call @ $30.00	2,000	5,800

Synta Pharmaceuticals, Inc.
August 16, 2014 Call @ $4.50	1,000	300

Valley National Bank
September 20, 2014 Call @ $10.00	2,000	800

Total (Premiums Received $17,635)		$ 27,364

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 2014

	Value Fund	Baldwin Fund
Assets:
Investments in Securities, at Value (Cost $46,839,604 and $2,796,082, respectively)	$ 51,524,921	$ 2,740,655
Cash Denominated in Foreign Currencies (Cost $3,299 and $0, respectively)	3,299	-
Cash	17,580	-
Receivables:
Dividends and Interest	11,909	14,951
Due from Adviser	-	787
Shareholder Subscriptions	15,778	-
Portfolio Securities Sold	-	800,491
Prepaid Expenses	-	16
Total Assets	51,573,487	3,556,900
Liabilities:
Covered Call Options Written at Fair Market Value
(premiums received $0 and $17,635)	-	27,364
Payables:
Advisory Fees	41,402	-
Administrative Fees	10,455	162
Shareholder Redemptions	13,513	-
Portfolio Securities Purchased	-	21,099
Distribution Fees	24,997	-
Accrued Expenses	-	13,348
Total Liabilities	90,367	61,973

Net Assets	$ 51,483,120	$ 3,494,927

Net Assets Consist of:
Paid In Capital	$ 45,243,351	$ 4,105,494
Undistributed Net Investment Income	-	15,099
Accumulated Realized Gain (Loss) on Investments	1,554,391	(560,510)
Unrealized Appreciation (Depreciation) in Value of Investments and Foreign Currency	4,685,378	(65,156)
Net Assets, for 3,491,814 and 457,593 Shares Outstanding, respectively	$ 51,483,120	$ 3,494,927

Net Asset Value Per Share		$ 7.64

Redemption Price Per Share ($7.64 x 0.98) *		$ 7.49

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

JUNE 30, 2014

Value Fund

Investor Class:

Net Assets	$ 24,572,128

Shares outstanding (unlimited number of shares authorized with no par value)	1,665,227

Net Asset Value	$ 14.76

Redemption Price Per Share ($14.76 x 0.98) *	$ 14.46

Class C:

Net Assets	$ 3,280,776

Shares outstanding (unlimited number of shares authorized with no par value)	228,977

Net Asset Value	$ 14.33

Redemption Price Per Share ($14.33 x 0.98) *	$ 14.04

Institutional Class:

Net Assets	$ 23,630,216

Shares outstanding (unlimited number of shares authorized with no par value)	1,597,784

Net Asset Value	$ 14.79

Redemption Price Per Share ($14.79 x 0.98) *	$ 14.49

* The Funds will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED JUNE 30, 2014

	Value Fund	Baldwin Fund
Investment Income:
Dividends (a)	$ 368,962	$ 124,833
Interest	6,023	37
Total Investment Income	374,985	124,870

Expenses:
Advisory Fees	396,933	15,829
Administration Fees	100,235	60,000
Transfer Agent Fees	-	12,144
Audit Fees	-	8,060
Distribution Fees (Class C - $24,621 and Investor Class - $49,887)	74,508	35,175
Legal Fees	-	301
Custody Fees	-	14,254
Printing and Mailing Expense	-	47
Registration Fees	-	722
Total Expenses	571,676	146,532
Fees Waived and Reimbursed by the Advisor	-	(84,975)
Net Expenses	571,676	61,557

Net Investment Income (Loss)	(196,691)	63,313

Realized and Unrealized Gain (Loss) on:
Realized Gain (Loss) on Investments	4,230,943	(151,886)
Realized Gain (Loss) on Options	(17,875)	8,126
Realized Gain on Foreign Currency Transactions	76	-
Realized Gain (Loss) on Investments, Options and Foreign Currency Transactions	4,213,144	(143,760)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,131,700	221,925
Options	(36)	11,343
Foreign Currency Transactions	(19)	-
Change in Unrealized Appreciation on Investments, Options and Foreign Currency Transactions	1,131,645	233,268

Realized and Unrealized Gain on Investments, Options and Foreign Currency Transactions	5,344,789	89,508

Net Increase in Net Assets Resulting from Operations	$ 5,148,098	$ 152,821

(a) net of foreign withholding taxes of $1,976 - Baldwin Fund

The accompanying notes are an integral part of these financial statements.

VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2014	6/30/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Gain (Loss)	$ (196,691)	$ 19,632
Net Realized Gain on Investments, Options, and Foreign Currency Transactions	4,213,144	1,274,465
Unrealized Appreciation on Investments, Options, and Foreign Currency Transactions	1,131,645	2,032,613
Net Increase in Net Assets Resulting from Operations	5,148,098	3,326,710

Distributions to Shareholders:
Net Investment Income	(5,591)	(13,326)
Realized Gains	(2,848,696)	(1,167,161)
Total Distributions Paid to Shareholders	(2,854,287)	(1,180,487)

Capital Share Transactions	30,828,442	3,472,665

Total Increase in Net Assets	33,122,253	5,618,888

Net Assets:
Beginning of Period	18,360,867	12,741,979

End of Period (Including Undistributed Net Investment Income
of $0 and $5,508, respectively)	$51,483,120	$18,360,867

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

STATEMENT OF CHANGES IN NET ASSETS

	Years Ended
	6/30/2014	6/30/2013
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 63,313	$ 62,147
Net Realized Loss on Investments and Options	(143,760)	(263,079)
Unrealized Appreciation on Investments and Options	233,268	93,048
Net Increase (Decrease) in Net Assets Resulting from Operations	152,821	(107,884)

Distributions to Shareholders:
Net Investment Income	(61,376)	(48,985)
Realized Gains	-	-
Total Distributions Paid to Shareholders	(61,376)	(48,985)

Capital Share Transactions	(131,910)	(114,718)

Total Decrease in Net Assets	(40,465)	(271,587)

Net Assets:
Beginning of Period	3,535,392	3,806,979

End of Period (Including Undistributed Net Investment Income of $15,099 and $8,408, respectively)	$ 3,494,927	$ 3,535,392

The accompanying notes are an integral part of these financial statements.

VALUE FUND - INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

				Period
	Years Ended			Ended***
	6/30/2014	6/30/2013	6/30/2012	6/30/2011

Net Asset Value, at Beginning of Period	$ 13.38	$ 11.70	$ 11.58	$ 10.09

Income From Investment Operations:
Net Investment Income (Loss) *	(0.05)	0.05	0.03	0.02
Net Gain on Securities (Realized and Unrealized)	2.42	2.60	0.22	1.50
Total from Investment Operations	2.37	2.65	0.25	1.52

Distributions:
Net Investment Income	-	(0.03)	(0.02)	(0.03)
Realized Gains	(0.96)	(0.94)	(0.11)	-
Total from Distributions	(0.96)	(0.97)	(0.13)	(0.03)

Redemption Fees ****	-	-	-	-

Net Asset Value, at End of Period	$ 14.79	$ 13.38	$ 11.70	$ 11.58

Total Return **	17.83%	24.40%	2.28%	15.07% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 23,630	$ 4,893	$ 2,132	$ 329
Ratio of Expenses to Average Net Assets	1.23%	1.23%	1.23%	1.22% (a)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.31)%	0.42%	0.22%	0.26% (a)
Portfolio Turnover	81.29%	73.76%	43.48%	52.38% (b)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** For the Period November 3, 2010 (commencement of investment operations) through June 30, 2011.

**** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Annualized

(b) Not Annualized

The accompanying notes are an integral part of these financial statements.

VALUE FUND - CLASS C

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

				Period
	Years Ended			Ended ***
	6/30/2014	6/30/2013	6/30/2012	6/30/2011

Net Asset Value, at Beginning of Period	$ 13.11	$ 11.57	$ 11.52	$ 9.32

Income From Investment Operations:
Net Investment Loss *	(0.18)	(0.07)	(0.09)	(0.07)
Net Gain on Securities (Realized and Unrealized)	2.36	2.54	0.24	2.27
Total from Investment Operations	2.18	2.47	0.15	2.20

Distributions:
Net Investment Income	-	-	-	- (a)
Realized Gains	(0.96)	(0.93)	(0.11)	-
Total from Distributions	(0.96)	(0.93)	(0.11)	-

Redemption Fees ****	-	-	-	-

Net Asset Value, at End of Period	$ 14.33	$ 13.11	$ 11.57	$ 11.52

Total Return **	16.69%	23.06%	1.50%	23.66% (c)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,281	$ 1,458	$ 1,908	$ 3,102
Ratio of Expenses to Average Net Assets	2.24%	2.24%	2.24%	2.22% (b)
Ratio of Net Investment Loss to Average Net Assets	(1.30)%	(0.62)%	(0.77)%	(0.80)% (b)
Portfolio Turnover	81.29%	73.76%	43.48%	52.38% (c)

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** For the Period September 23, 2010 (commencement of investment operations) through June 30, 2011.

**** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a) Amount calculated is less than $0.005

(b) Annualized

(c) Not Annualized

The accompanying notes are an integral part of these financial statements.

VALUE FUND - INVESTOR CLASS

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	6/30/ 2014	6/30/ 2013	6/30/ 2012	6/30/ 2011	6/30/ 2010

Net Asset Value, at Beginning of Period	$ 13.38	$ 11.71	$ 11.59	$ 8.40	$ 7.40

Income From Investment Operations:
Net Investment Income (Loss) *	(0.08)	0.02	0.00 (a)	(0.01)	(0.06)
Net Gain on Securities (Realized and Unrealized)	2.42	2.59	0.23	3.20	1.06
Total from Investment Operations	2.34	2.61	0.23	3.19	1.00

Distributions:
Net Investment Income	-	(0.01)	-	-	-
Realized Gains	(0.96)	(0.93)	(0.11)	-	-
Total from Distributions	(0.96)	(0.94)	(0.11)	-	-

Redemption Fees ***	- (a)	-	-	-	-

Net Asset Value, at End of Period	$ 14.76	$ 13.38	$ 11.71	$ 11.59	$ 8.40

Total Return **	17.60%	24.00%	2.10%	37.98%	13.51%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$24,572	$12,010	$ 8,703	$ 9,008	$ 4,307
Ratio of Expenses to Average Net Assets	1.49%	1.49%	1.49%	1.49%	1.50%
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.54)%	0.17%	(0.02)%	(0.07)%	(0.68)%
Portfolio Turnover	81.29%	73.76%	43.48%	52.38%	58.68%

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

(a)  Amount calculated is less that $0.005

The accompanying notes are an integral part of these financial statements.

BALDWIN FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period.

	Years Ended
	6/30/ 2014	6/30/ 2013	6/30/ 2012	6/30/ 2011	6/30/ 2010

Net Asset Value, at Beginning of Period	$ 7.44	$ 7.78	$ 8.48	$ 8.53	$ 8.94

Income From Investment Operations:
Net Investment Income *	0.14	0.13	0.06	0.15	0.20
Net Gain (Loss) on Securities (Realized and Unrealized)	0.19	(0.37)	(0.57)	0.44	(0.11)
Total from Investment Operations	0.33	(0.24)	(0.51)	0.59	0.09

Distributions:
Net Investment Income	(0.13)	(0.10)	(0.09)	(0.12)	(0.20)
Realized Gains	-	-	(0.10)	(0.52)	(0.30)
Total from Distributions	(0.13)	(0.10)	(0.19)	(0.64)	(0.50)

Redemption Fees ***	-	-	-	-	-

Net Asset Value, at End of Period	$ 7.64	$ 7.44	$ 7.78	$ 8.48	$ 8.53

Total Return **	4.51%	(3.07)%	(6.08)%	7.10%	0.82%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 3,495	$ 3,535	$ 3,807	$ 4,038	$ 3,324
Before Reimbursement:
Ratio of Expenses to Average Net Assets	4.17%	4.27%	4.23%	4.47%	5.94%
Ratio of Net Investment Loss to Average Net Assets	(0.62)%	(0.85)%	(1.76)%	(0.99)%	(1.94)%
After Reimbursement:
Ratio of Expenses to Average Net Assets	1.75%	1.75%	1.75%	1.75%	1.75%
Ratio of Net Investment Income to Average Net Assets	1.80%	1.67%	0.72%	1.73%	2.25%
Portfolio Turnover	650.16%	463.44%	684.25%	759.21%	417.96%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Assumes reinvestment of dividends.

*** The Fund will impose a 2% redemption fee on shares redeemed within 5 business days of purchase.

The accompanying notes are an integral part of these financial statements.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 2014

Note 1. Organization

Frank Funds (the “Trust”), is an open-end regulated investment company that was organized as an Ohio business trust on February 12, 2004. The Trust is permitted to issue an unlimited number of shares of beneficial interest of separate series, each series representing a distinct fund with its own investment objective and policies.  At present, there are two series authorized by the Trust, the Frank Value Fund (the “Value Fund”) and the Leigh Baldwin Total Return Fund (the “Baldwin Fund”) (each a “Fund” and collectively the “Funds”).  Frank Capital Partners LLC (“FCP” or “Frank Capital”) is the adviser to the Value Fund and Leigh Baldwin & Co., LLC (“LBC”) is the adviser to the Baldwin Fund.  The Value Fund’s investment objective is to provide long-term capital appreciation. The Value Fund’s principal investment strategy is value investing.  The Value Fund commenced operations on July 21, 2004.  The Baldwin Fund’s investment objective is to provide total return.  The Baldwin Fund seeks to achieve its investment objective by purchasing equity securities (including common stock, shares of other investment companies and exchange traded funds) and selling covered calls to generate income to the Baldwin Fund.  The Baldwin Fund also utilizes put options in conjunction with the covered calls to limit the risk of ownership of the underlying equity securities.  The Baldwin Fund commenced operations on August 1, 2008.

The Value Fund currently has 3 classes of shares; Investor Class shares, Class C shares, and Institutional Class shares.  The share classes vary in distribution (12b-1) fee accruals.

Note 2. Summary of Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

Security Valuation - All investments in securities are recorded at their estimated fair value, as described in Note 3.

Share Valuation - The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Funds are open for business and on any other day on which there is sufficient trading in the Funds’ securities to materially affect the net asset value. The Funds are normally open for business on every day except Saturdays, Sundays and the following holidays: New Year’s Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Redemption Fee - To discourage short-term trades by investors, the Funds will impose a redemption fee of 2.00% of the total redemption amount (calculated at market value) if shares are redeemed within five business days of purchase. There was $73 collected for the Value Fund during the year ended June 30, 2014.

Security Transaction Timing - Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014

recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  The Funds use the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.  Withholding taxes on foreign dividends are provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Income Taxes - The Funds intend to continue to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Funds will not be subject to federal income taxes to the extent that they distribute substantially all of their net investment income and any realized capital gains. It is the Funds’ policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2011-2013, as defined by IRS statue of limitations for all major industries, including federal tax authorities and certain tax authorities.  As of and during the year ended June 30, 2014, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders - The Funds intend to distribute to their shareholders substantially all of their net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts at the exchange rate in effect on the respective dates of such transactions.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Option Writing - The Funds may invest in put and call options.  When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Funds on the

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014

expiration date as realized gains.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining if the fund has a realized gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The Fund(s) as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

Subsequent events: Management has evaluated the impact of all subsequent events on the Funds through the issuance date of these financial statements and has noted no such events requiring disclosure.

Note 3. Fair Value of Investments

Processes and Structure

The Funds' Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above.  No single standard for determining fair value exists since fair value depends upon the circumstances of each individual case.  As a general principle, the current fair value of an issue of securities being valued by the adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale.  Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to the company's major categories of assets and liabilities measured at fair value on a recurring basis follows.

Equity securities (common and preferred stock). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Derivative Instruments (equity options) – Listed derivatives that are actively traded, and valuations adjustments are not applied, are valued based on quoted prices from the exchange and categorized in level 1 of the fair value hierarchy.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014

The following tables summarize the inputs used to value each Fund’s assets and liabilities measured at fair value as of June 30, 2014:

Value Fund
Financial Instruments - Assets	Level 1	Level 2	Level 3	Total

Common Stocks	$38,668,896	-	-	$38,668,896
Put Options	987	-	-	987
Short-Term Investments	12,855,038	-	-	12,855,038
Total	$51,524,921	-	-	$51,524,921

Baldwin Fund
Financial Instruments - Assets	Level 1	Level 2	Level 3	Total

Common Stocks	$1,445,529	-	-	$1,445,529
Exchange Traded Funds	245,200	-	-	245,200
Real Estate Investment Trusts	180,000	-	-	180,000
Put Options	9,347	-	-	9,347
Short-Term Investments	860,579	-	-	860,579
Total	$2,740,655	-	-	$2,740,655

Securities Sold Short - Liabilities	Level 1	Level 2	Level 3	Total

Call Options	$ 27,364	-	-	$ 27,364
Total	$ 27,364	-	-	$ 27,364

The Funds did not hold any Level 3 assets during the year ended June 30, 2014. There were no significant transfers into or out of Level 1 or Level 2 during the period. It is the Funds policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Note 4. Investment Management and Administrative Agreements

Value Fund

The Trust has a Management Agreement with Frank Capital, with respect to the Value Fund. Under the terms of the Management Agreement, Frank Capital manages the investment portfolio of the Value Fund, subject to policies adopted by the Trust’s Board of Trustees. Under the Management Agreement, Frank Capital, at its own expense and without reimbursement from the Trust, furnishes office space and all necessary office facilities, and pays fees and expenses incurred by the Value Fund, including but not limited to, legal, auditing, accounting, and expenses of the custodian, along with equipment and executive personnel necessary for managing the assets of the Value Fund. Frank Capital also pays the salaries and fees of all its officers and employees that serve as

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014

officers and trustees of the Trust.  Frank Capital pays all ordinary operating expenses of the Value Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), acquired fund fees and expenses, and extraordinary expenses. For its services and the payment of Value Fund ordinary operating expenses, Frank Capital receives an annual investment management fee of 0.99% of the average daily net assets of the Value Fund.  For the year ended June 30, 2014, Frank Capital earned management fees of $396,933 from the Value Fund.  As of June 30, 2014, the Value Fund owed Frank Capital $41,402 for management fees.

FCP also provides administrative services to the Value Fund under an Administration Agreement and receives a fee equal to 0.25% of the Value Fund’s average daily net assets for those services.  Under the Administration Agreement, FCP pays all of the operating expenses of the Value Fund except management fees, Rule 12b-1 fees, brokerage, taxes, borrowing costs (such as interest and dividend expense of securities sold short), and extraordinary expenses.  For the year ended June 30, 2014 the Value Fund accrued $100,235 in administrative fees.  At June 30, 2014, the Value Fund owed $10,455 in administrative fees.

Baldwin Fund

The Trust has a Management Agreement with LBC with respect to the Baldwin Fund.  Under the terms of the Management Agreement, LBC manages the investment portfolio of the Baldwin Fund, subject to policies adopted by the Trust's Board of Trustees.  Under the terms of the Management Agreement LBC pays all of the expenses of the Baldwin Fund except administrative fees, 12b-1 fees, brokerage fees and commissions, taxes, borrowing costs (such as interest and dividend expense of securities sold short) acquired fund fees and expenses and extraordinary expenses. As compensation for its management services, the Baldwin Fund is obligated to pay LBC a fee computed and accrued daily and paid monthly at an annual rate of 0.45% of the average daily net assets of the Baldwin Fund. For the year ended June 30, 2014, LBC earned a fee of $15,829 from the Baldwin Fund.

LBC has contractually agreed to defer its fees and to reimburse expenses, exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees, 12b-1 fees and expenses or extraordinary expenses such as litigation, at least until October 31, 2019,  so that the total annual operating expenses will not exceed 1.75%, subject to possible recoupment from the Baldwin Fund in future years on a rolling three year basis (within the three years after the fees have been deferred  or reimbursed) if such recoupment can be achieved within the foregoing expense limits.  LBC reimbursed the Baldwin Fund $84,975 for expenses during the year ended June 30, 2014.  At June 30, 2014, the amount subject to future recoupment is as follows:

Fiscal Year Ended  Recoverable Through  Amount

            June 30, 2012

                      June 30, 2015

                  $  97,004

            June 30, 2013                            June 30, 2016

                  $  93,594

            June 30, 2014                            June 30, 2017

                  $  84,975

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014

Note 5. Related Party Transactions

Brian J. Frank and Monique Weiss are the control persons of Frank Capital.  Brian Frank also serves as a trustee of the Trust, and both Mr. Frank and Ms. Weiss serve as officers of the Trust. Mr. Frank and Ms. Weiss receive benefits from Frank Capital resulting from management fees paid to Frank Capital by the Value Fund.

The Baldwin Fund pays LBC brokerage commissions for executing securities transactions, which are separate from, and in addition to, the fees paid by the Baldwin Fund to LBC for advisory services.  For the year ended June 30, 2014, LBC was paid $44,444 in brokerage commissions.  Frank Capital receives administration fees from the Baldwin Fund of $5,000 per month.  Administrative fees paid to Frank Capital for the year ended June 30, 2014, were $60,000.  At June 30, 2014, the Baldwin Fund owed $162 in administrative fees to Frank Capital.  LBC acts as the distributor of the Baldwin Fund.  At June 30, 2014, the Adviser owed the Fund $787.

Note 6. Capital Share Transactions

The Trust is authorized to issue an unlimited number of shares of separate series.  The total paid-in capital as of June 30, 2014, was $45,243,351 and $4,105,494 for the Value Fund and the Baldwin Fund, respectively.  Transactions in capital were as follows:

Value Fund – Investor Class	July 1, 2013 through June 30, 2014		July 1, 2012 through June 30, 2013

	Shares	Amount	Shares	Amount
Shares sold	1,244,216	$18,126,927	311,574	$3,798,367
Shares reinvested	71,633	1,040,833	60,882	671,521
Redemption Fees	-	73	-	-
Shares redeemed	(548,070)	(8,037,537)	(218,406)	(2,582,751)
Net Increase	767,779	$11,130,150	154,050	$1,887,137

Value Fund – Class C	July 1, 2013 through June 30, 2014		July 1, 2012 through June 30, 2013

	Shares	Amount	Shares	Amount
Shares sold	163,003	$ 2,291,685	84,802	$ 1,001,503
Shares reinvested	9,523	134,937	14,043	152,368
Shares redeemed	(54,752)	(809,132)	(152,557)	(1,765,620)
Net Increase (Decrease)	117,774	$ 1,617,490	(53,712)	$ (611,749)

Value Fund – Institutional Class	July 1, 2013 through June 30, 2014		July 1, 2012 through June 30, 2013

	Shares	Amount	Shares	Amount
Shares sold	1,396,859	$ 20,470,500	262,775	$ 3,127,261
Shares reinvested	89,521	1,302,531	18,734	206,266
Shares redeemed	(254,366)	(3,692,229)	(97,986)	(1,136,250)
Net Increase	1,232,014	$ 18,080,802	183,523	$ 2,197,277

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014

Baldwin Fund	July 1, 2013 through June 30, 2014		July 1, 2012 through June 30, 2013

	Shares	Amount	Shares	Amount
Shares sold	23,765	$ 179,363	7,259	$ 56,337
Shares reinvested	6,783	51,450	5,455	41,416
Shares redeemed	(47,913)	(362,723)	(27,385)	(212,471)
Net Decrease	(17,365)	$ (131,910)	(14,671)	$ (114,718)

Note 7. Options

Value Fund

As of June 30, 2014, the Value Fund held put options valued at $987.

Transactions in put options purchased during the year ended June 30, 2014, were as follows:

	Number of Contracts	Premiums Paid
Options outstanding at June 30, 2013	10,000	$ 409
Options purchased	1,360,000	18,497
Options expired	(1,270,000)	(17,876)
Options terminated	-	-
Options outstanding at June 30, 2014	100,000	$ 1,030

The location on the statement of assets and liabilities of the Value Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

	Liability Derivatives		Asset Derivatives
Call options written	$ -	Investments in Securities	$987

Realized and unrealized gains and losses on derivatives contracts entered into during the year ended June 30, 2014, by the Value Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Call options Written and Purchased	Realized Gain (Loss) on Options	$ (17,875)	Change in Unrealized Appreciation/(Depreciation) on Options	$(36)

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014

Baldwin Fund

As of June 30, 2014, the Baldwin Fund had outstanding written call options valued at $27,364.

Transactions in written call options during the year ended June 30, 2014, were as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at June 30, 2013	933	$ 106,936
Options written	8,651	609,521
Options exercised	(3,518)	(294,026)
Options expired	(4,546)	(293,732)
Options terminated in closing purchase transaction	(1,157)	(111,064)
Options outstanding at June 30, 2014	363	$ 17,635

As of June 30, 2014, the Baldwin Fund held put options valued at $9,347.

Transactions in call and put options purchased during the year ended June 30, 2014, were as follows:

	Number of	Premiums
	Contracts	Paid
Options outstanding at June 30, 2013	877	$ 128,246
Options purchased	3,694	453,331
Options exercised	(250)	(57,544)
Options expired	(1,870)	(185,631)
Options terminated	(2,118)	(316,955)
Options outstanding at June 30, 2014	333	$ 21,447

The location on the statement of assets and liabilities of the Baldwin Fund’s derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

	Liability Derivatives		Asset Derivatives
Call options written	$27,364	Investments in Securities	$9,347

Realized and unrealized gains and losses on derivatives contracts entered into during the year ended June 30, 2014, by the Baldwin Fund are recorded in the following locations in the Statement of Operations:

	Realized		Unrealized
	Location	Gain/(Loss)	Location	Gain/(Loss)
Call options Written and Purchased	Realized Gain (Loss) on Options	$8,126	Change in Unrealized Appreciation/(Depreciation) on Options	$11,343

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014

The selling of written call options may tend to reduce the volatility of the Funds because the premiums received from selling the options will reduce any losses on the underlying securities, but only by the amount of the premiums. However, selling the options may also limit the Funds’ gain on the underlying securities.  Written call options expose the Funds to minimal counterparty risk since they are exchange-traded and the exchange’s clearing house guarantees the options against default.

The Funds engage in option transactions involving individual securities and stock indexes. An option involves either: (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. The Funds may purchase and write options. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, a Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid assets sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

The purchase of options limits a Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When a Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When a Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case a Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if a Fund does not exercise the option.

The Funds engage in option transactions involving securities and stock indices in order to gain exposure to particular securities or markets, in connection with hedging transactions, or to try to enhance returns. Options require additional skills and techniques beyond normal portfolio management. The Funds’ use of options involves risk that such instruments may not work as intended due to unanticipated developments, especially in

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014

 abnormal market conditions, or if the Adviser makes an error in judgment, or other causes. The use of options may magnify the increase or decrease in the performance of the Funds, and may also subject the Funds to higher price volatility.

The premiums paid for the options represent the cost of the investment and the options are valued daily at their closing price. The Funds recognize a realized gain or loss when the option is sold or expired. Option holdings within the Funds, which may include put options and call options, are subject to loss of value with the passage of time, and may experience a total loss of value upon expiration. With options, there is minimal counterparty risk to the Funds since they are exchange traded.

Note 8. Investment Transactions

For the year ended June 30, 2014, purchases and sales of investment securities other than U.S. Government obligations and short-term investments for the Value Fund aggregated $42,750,765 and $27,007,143, respectively.  Purchases and sales of options for the Value Fund aggregated $18,497 and $0, respectively.

For the year ended June 30, 2014, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and for the Baldwin Fund aggregated $19,952,167 and $21,456,272, respectively.  Purchases and sales of options for the Baldwin Fund aggregated $853,939 and $879,559, respectively.

Note 9. Tax Matters

As of June 30, 2014, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities for each of the Funds were as follows:

	Value Fund	Baldwin Fund

Undistributed ordinary income	$ -	$ 15,099

Undistributed realized capital gain (loss)	$ 1,689,547	$ -

Short-term capital loss carryforward no expiration +	$ -	$ (314,635)
Long-term capital loss carryforward no expiration +	-	(13,709)
Total	$ -	$ (328,344)

Post-October capital loss deferrals realized between 11/1/2013 and 6/30/2014 *	$ -	$ 230,151

Gross unrealized appreciation on investment securities	$ 5,528,098	$ 43,299
Gross unrealized depreciation on investment securities	(978,039)	(110,471)
Net unrealized depreciation on investment securities	$ 4,550,059	$ (67,172)

Cost of investment securities, including Short Term investments **	$ 46,973,831	$ 2,776,651

*These deferrals are considered incurred in the subsequent year.

** The difference between book and tax cost represents disallowed wash sales for tax purposes.

+ The capital loss carryforward will be used to offset any capital gains realized by the Baldwin Fund in future years through the expiration date.  The Baldwin Fund will not make distributions from capital gains while a capital loss carry forward remains.

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, some provisions of the Act, not including the changes to capital loss carryforwards, are effective for the Fund’s fiscal year ending June 30, 2011. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers.

The Funds paid the following distributions for the years ended June 30, 2014 and June 30, 2013 were as follows:

Value Fund
Periods Ended	$ Amount	Tax Character
Institutional Class
6/30/2014	$ 571,129	Short-term capital gain
6/30/2014	$ 846,260	Long-term capital gain
6/30/2014	$ 3,006	Ordinary income
6/30/2013	$ 7,779	Ordinary income
6/30/2013	$ 218,801	Long-term capital gain

Class C
6/30/2014	$ 54,844	Short-term capital gain
6/30/2014	$ 81,264	Long-term capital gain
6/30/2013	$ 175,344	Long-term capital gain

Investor Class
6/30/2014	$ 521,894	Short-term capital gain
6/30/2014	$ 773,307	Long-term capital gain
6/30/2014	$ 2,585	Ordinary income
6/30/2013	$ 5,547	Ordinary income
6/30/2013	$ 773,016	Long-term capital gain

Baldwin Fund
Periods Ended	$ Amount	Tax Character
6/30/2014	$ 61,376	Ordinary income
6/30/2013	$ 48,985	Ordinary income

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014

For the fiscal year ended June 30, 2014, the tax character of the distributions paid were as follows:

	Value Fund	Baldwin Fund
Distributions paid from:
Ordinary Income	$ 5,591	$61,376
Realized Gains	$2,848,696	$ -
Total Distributions Paid	$2,854,287	$61,376

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods.  Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Note 10. Control and Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940, as amended.  As of June 30, 2014, NFS, LLC owned approximately 88.18% of the Baldwin Fund, for the benefit of others, and may be deemed to control the Baldwin Fund.  As of June 30, 2014, NFS, LLC owned approximately 75.30% of the Value Fund, for the benefit of others, and may be deemed to control the Value Fund.

Note 11. Distribution and Service Fees

The Value Fund has adopted plans under Rule 12b-1 that allow the Value Fund to pay distribution fees for the sale and distribution of its Investor Class and Class C shares as well as shareholder services. Investor Class and Class C shareholders of the Fund may pay annual 12b-1 expenses of up to 0.25% and 1.00%, respectively.  For the year ended June 30, 2014, the Investor Class accrued $49,887 in distribution fees and Class C accrued $24,621 in distribution fees.  At June 30, 2014, the Value Fund owed $24,997 in distribution fees.

The Baldwin Fund has adopted a plan under Rule 12b-1 of the 1940 Act that allows the Baldwin Fund to pay distribution and service fees annually for the sale and distribution of shares and servicing of shareholders (“12b-1 fees”). The Fund pays distribution fees of 0.75% of the Fund’s average daily net assets to Leigh Baldwin, as the Fund’s distributor.  For the year ended June 30, 2014, the Baldwin Fund accrued $35,175 in 12b-1 fees.

Note 12. New Accounting Pronouncements

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB

FRANK FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

JUNE 30, 2014

Accounting Standards Codification (“FASC”).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

In June 2014, FASB issued ASU No. 2014-11, Transfers and Servicing (Topic 860), Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures. The ASU changes the accounting for certain repurchase agreements and expands disclosure requirements related to repurchase agreements, securities lending, repurchase-to-maturity and similar transactions. The ASU is effective for interim and annual reporting periods beginning after December 15, 2014. Management is currently evaluating the impact, if any, of applying this position.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees

   of Frank Value Fund and Leigh Baldwin Total Return Fund,

   both a Series of the Frank Funds

We have audited the accompanying statements of assets and liabilities of Frank Value Fund, ("Value Fund"), and Leigh Baldwin Total Return Fund (“Baldwin Fund”), both a series of the Frank Funds (the “Funds”), including the schedules of investments and schedule of call options written, as of June 30, 2014 and the related statements of operations for the year then ended, changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds were not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and cash owned as of June 30, 2014, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of June 30, 2014, the results of their operations for the year then ended, the statements of changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Abington, Pennsylvania August 28, 2014

FRANK FUNDS

EXPENSE ILLUSTRATION

JUNE 30, 2014 (UNAUDITED)

Expense Example

As a shareholder of the Value Fund or Baldwin Fund, you typically incur two types of costs: (1) transactions costs, including, deferred sales, charges (loads) and redemption fees; and (2) ongoing costs,  including management fees and distribution and/or service (12b-1) fees.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

With respect to the Funds the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of January 1, 2014 through June 30, 2014.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

FRANK FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

JUNE 30, 2014 (UNAUDITED)

Value Fund - Investor Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,008.20	$7.42
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,017.41	$7.45

* Expenses are equal to the Fund's annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Value Fund - Class C
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,004.20	$11.13
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,013.69	$11.18

* Expenses are equal to the Fund's annualized expense ratio of 2.24%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Value Fund - Institutional Class
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,009.56	$6.13
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,018.70	$6.16

* Expenses are equal to the Fund's annualized expense ratio of 1.23%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Baldwin Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period *
	January 1, 2014	June 30, 2014	January 1, 2014 to June 30, 2014

Actual	$1,000.00	$1,023.97	$8.78
Hypothetical (5% Annual
Return before expenses)	$1,000.00	$1,016.12	$8.75

* Expenses are equal to the Fund's annualized expense ratio of 1.75%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

FRANK FUNDS

BOARD OF TRUSTEES

JUNE 30, 2014 (UNAUDITED)

TRUSTEES AND OFFICERS

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940. Each Trustee has an indefinite term.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Jason W. Frey, 739 Crandon Blvd., Unit 202 Key Biscayne, FL 33149 Age: 35	Trustee since June 2004.	Software Developer, Red Hat Inc., an enterprise software company, December 2012 to present; ManageIQ, Inc., a virtualization software company, October 2007 to December 2012.
Hemanshu Patel 739 Crandon Blvd., Unit 202 Key Biscayne, FL 33149 Age: 30	Trustee since January 2010.	Associate , J. W. Childs Associates, private equity firm, November 2007 to present.
Andrea Goncalves 739 Crandon Blvd., Unit 202 Key Biscayne, FL 33149 Age: 32	Trustee since January 2010.	Senior Accountant, Security Atlantic Mortgage / REMM, mortgage company, May 2006 to present.

FRANK FUNDS

BOARD OF TRUSTEES (CONTINUED)

JUNE 30, 2014 (UNAUDITED)

The following table provides information regarding each Trustee who is an “interested person” of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust. Each Trustee and Officer of the Trust has an indefinite term.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Brian J. Frank[1] 739 Crandon Blvd., Unit 202 Key Biscayne, FL 33149 Age: 32	President, Treasurer, Chief Compliance Officer, and Trustee	Indefinite/ Treasurer, Secretary and Chief Compliance Officer, June 2004 – present; President, September 2009 – present	Chief Financial Officer of Frank Capital Partners LLC since June 2003	2	None
Monique M. Weiss[1] 739 Crandon Blvd., Unit 202 Key Biscayne, FL 33149 Age: 45	Secretary	Indefinite/ September 2009 – present	Self-employed, Consultant to mutual fund industry, 2006 – present.	2	None

1 Brian J. Frank is considered an “Interested” Trustee, as defined in the Investment Company Act of 1940, as amended, because he is affiliated with the Adviser.  Brian Frank and Monique Weiss are married.

Additional information regarding the Trustees and Officers is available in the Funds’ Statement of Additional Information.

FRANK FUNDS

ADDITIONAL INFORMATION

JUNE 30, 2014 (UNAUDITED)

Each Fund’s Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request.  You may call toll-free (888) 217-5426 to request a copy of the SAI or to make shareholder inquiries.

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted proxies during the most recent 12-month period ended June 30 are available without charge upon request by (1) calling (888) 217-5426 and (2) from the documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Each Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Funds’ first and third fiscal quarters end on September 30 and March 31. The Form N-Q filing must be made within 60 days of the end of the quarter. The Funds’ Forms N-Q are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling (888) 217-5426.

Advisory Renewal Agreement

Frank Fund

The Management Agreement between the Trust and Frank Capital Partners LLC (“Frank Capital”) as to the Frank Value Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 21, 2014.  The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

 As to the nature, extent, and quality of the services provided by Frank Capital, the Board considered Frank Capital’s investment philosophy.  In addition, the Trustees reviewed Frank Capital’s Form ADV Parts 1 and 2, which described the operations and policies of Frank Capital.  The Trustees reviewed a report prepared by Frank Capital for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Frank Capital and Frank Capital’s compliance activities.  Frank Capital certified to the Board that it had complied with the Trust’s Code of Ethics.  Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Frank Capital has provided high quality advisory services to the Frank Value Fund, and that the nature and extent of services provided by Frank Capital were reasonable and consistent with the Board’s expectations.

As to the Frank Value Fund’s performance, the Trustees reviewed information in the Report regarding the Frank Value Fund’s returns since inception and for the year ended March 31, 2014.  The Frank Value Fund’s performance was compared to the S&P 500 Total Return Index as well as the Midcap Blend peer group. The Board noted that the Frank Value Fund’s performance exceeded the performance of the S&P 500 Total Return Index since inception.  After discussion with the President of the Trust, the Board concluded that using the S&P 500 Total Return and Midcap Blend Category are appropriate benchmarks for comparison purposes.

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2014 (UNAUDITED)

The Trustees reviewed information in the Report comparing the expense ratio of the Frank Value Fund to those of the peer group.  The Board noted that the Frank Value Fund's Investor Class net expense ratio is 1.49%, which is more than the 1.16% Morningstar peer group average.  They further noted that the management fees for the Frank Value Fund are 0.99% while the peer group average is 0.97%.  The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Frank Value Fund.

As to profits realized by Frank Capital, the Board reviewed information regarding Frank Capital’s income and expense statement for calendar 2013. The Board concluded that Frank Capital has adequate resources to fulfill its responsibilities under the Agreement.  The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Frank Value Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Frank Capital from the Frank Value Fund, and agreed there were none. They concluded that Frank Capital was not excessively profitable. A discussion of economies of scale involved future asset level of the Frank Value Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Frank Value Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Baldwin Fund

The Management Agreement between the Trust and Leigh Baldwin & Co., LLC (“Leigh Baldwin”) as to the Leigh Baldwin Total Return Fund was approved by the Board of Trustees (the “Trustees”), including a majority of the Trustees who are not interested persons of the Trust or interested parties to the Management Agreement (collectively, the “Independent Trustees”), at an in-person meeting held on June 21, 2014. The Trustees reviewed a memorandum describing the Trustees’ duties when considering the Management Agreement renewal.

As to the nature, extent, and quality of the services provided by Leigh Baldwin, the Board considered Leigh Baldwin’s investment philosophy. In addition, the Trustees reviewed Leigh Baldwin’s Form ADV Parts 1 and 2, which described the operations and policies of Leigh Baldwin.  The Trustees reviewed a report prepared by Leigh Baldwin for the Trustees with information relevant to their deliberations (the “Report”).  The Report included information regarding, among other things, the personnel of Leigh Baldwin and Leigh Baldwin’s compliance activities. Leigh Baldwin certified to the Board that it had complied with the Trust’s Code of Ethics. Based on this information and their discussions with the President of Frank Funds, the Trustees concluded that Leigh Baldwin has provided high quality advisory services to the Leigh Baldwin Total Return Fund, and that the nature and extent of services provided by Leigh Baldwin were reasonable and consistent with the Board’s expectations.

As to the Leigh Baldwin Total Return Fund’s performance, the Trustees reviewed information in the Report regarding the Leigh Baldwin Total Return Fund’s returns since inception and for

FRANK FUNDS

ADDITIONAL INFORMATION (CONTINUED)

JUNE 30, 2014 (UNAUDITED)

the year ended March 31, 2014.  The Leigh Baldwin Total Return Fund’s performance was compared to the HFRX Market Neutral Index as well as the Market Neutral peer group. The Board noted that the Leigh Baldwin Total Return Fund’s performance slightly trailed the performance of the HFRX Market Neutral Index since inception. After discussion with the President of the Trust, the Board concluded that using the HFRX Market Neutral Index and Market Neutral Category are appropriate benchmarks for comparison purposes.

The Trustees reviewed information in the Report comparing the expense ratio of the Leigh Baldwin Total Return Fund to those of the peer group.  The Board noted that the Leigh Baldwin Total Return Fund's net expense ratio is 1.75%, which is less than the 1.77% Morningstar peer group average.  They further noted that the management fees for the Leigh Baldwin Total Return Fund are 0.45% while the peer group average is 1.14%.  The Board agreed that the total expense ratio compared favorably to the peer group and the management fee was fair and reasonable considering the assets in the Leigh Baldwin Total Return Fund.

As to profits realized by Leigh Baldwin, the Board reviewed information regarding Leigh Baldwin’s income and expense statement for calendar 2013. The Board concluded that Leigh Baldwin has adequate resources to fulfill its responsibilities under the Agreement. The Board noted that it believes Frank Capital Partners LLC is doing a great job managing costs for the Leigh Baldwin Total Return Fund. They observed that Frank Capital Partners LLC is keeping costs low by performing much of the work that would normally be performed by third parties, such as preparation of Board minutes and exhibits. The Board then discussed additional benefits received by Leigh Baldwin from the Leigh Baldwin Total Return Fund, and agreed there were none. They concluded that Leigh Baldwin was not excessively profitable, and that a discussion of economies of scale was not relevant at this time due to the small size of the Leigh Baldwin Total Return Fund.

As a result of their deliberations, the Trustees, including the Independent Trustees, determined that the overall arrangement provided under the terms of the Management Agreement was a reasonable business arrangement, and that the renewal of the Management Agreement was in the best interests of the Trust and the Leigh Baldwin Total Return Fund’s shareholders.  Accordingly, they approved the continuation of the Management Agreement for an additional year.

Board of Trustees

Brian J. Frank

Jason W. Frey

Andrea Goncalves

Hemanshu Patel

Investment Advisers

Frank Capital Partners, LLC

739 Crandon Blvd., Unit 202

Key Biscayne, FL 33149

Leigh Baldwin & Co., LLC

112 Albany Street, P.O. Box 660

Cazenovia, NY 13035

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

Huntington National Bank

Independent Registered Public Accounting Firm

Sanville & Company

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Value Fund and the Baldwin Fund. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and the principal financial officer. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. This is because the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant's level of financial complexity.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

FY 2014

$ 19,000

FY 2013

$ 19,000

(b)

Audit-Related Fees

Registrant

Adviser

FY 2014

$ 0

$ 0

FY 2013

$ 0

$ 0

 (c)

Tax Fees

Registrant

Adviser

FY 2014

$ 3,400

$ 0

FY 2013

$ 3,000

$ 0

Nature of the fees:

Preparation of tax returns

(d)

All Other Fees

Registrant

Adviser

FY 2014

$ 0

$ 0

FY 2013

$ 0

$ 0

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(2)

Percentages of Services Approved by the Audit Committee

None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

Registrant

Adviser

FY 2014

$ 3,400

$ 0

FY 2013

$ 3,000

$ 0

(h)

Not applicable.  The auditor performed no services for the registrant's investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.  Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of trustees.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Filed herwith.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Frank Funds

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date: September 4, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Brian J. Frank, President & Treasurer

     Brian J. Frank

     President & Treasurer

Date: September 4, 2014